Employee Benefit Plans (Details) - Pension Plan - 401(k) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan Disclosure [Line Items]
Company match for defined contribution plan percentage	3.00%
Cost recognized	$ 784,000	$ 755,000	$ 874,000